Document and Entity Information	12 Months Ended
Jun. 30, 2023 shares
Entity Listings [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Jun. 30, 2023
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41856
Entity Registrant Name	Carbon Revolution Public Limited Company
Entity Central Index Key	0001960208
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	Ten Earlsfort Terrace
Entity Address, City or Town	Dublin 2
Entity Address, Postal Zip Code	D02 T380
Entity Address, Country	IE
Entity Common Stock, Shares Outstanding	25,000
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Name	KPMG
Auditor Firm ID	1020
Auditor Location	Melbourne, Australia
Business Contact [Member]
Entity Listings [Line Items]
Contact Personnel Name	David Nock
Country Region	353
City Area Code	1
Local Phone Number	920-1000
Entity Address, Address Line One	Ten Earlsfort Terrace
Entity Address, City or Town	Dublin 2
Entity Address, Postal Zip Code	D02 T380
Entity Address, Country	IE
Ordinary Shares [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Trading Symbol	CREV
Security Exchange Name	NASDAQ
Warrants [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one-tenth of an Ordinary Share, each at an exercise price of $11.50 per one-tenth of a share
Trading Symbol	CREVW
Security Exchange Name	NASDAQ